--------------------------------------------------------------------------------
---------  CHAIRMAN'S LETTER

                                                                February 6, 1997

DEAR SHAREHOLDER:

     We are pleased to provide you with the 1996 annual report for the BNY Hamilton Money Fund. At year-end, total assets in the Fund exceeded $1 billion.

     The BNY Hamilton Money Fund continues to meet its investment objectives of providing high current income, preservation of capital and maintenance of liquidity. At year-end, the 7-day current yield for the Hamilton Shares of the Fund was 5.84%. The full year return for the Hamilton Shares was 5.30%. For the Premier Shares, the 7-day current yield at year-end was 5.57% and the full year return was 5.03%. For the Classic Shares, the 7-day current yield was 5.16% and the full year return was 4.73%.

     U.S. Government and Agency securities and overnight repurchase agreements collateralized by these securities represented 47% of the Fund's assets at year-end and top-rated commercial paper comprised an additional 37%. The average maturity of the Fund was 49 days.*

     The BNY Hamilton Money Fund maintains a 'AAAm' rating by Standard and Poor's, which signifies that the Fund's safety is excellent and that it has a superior capacity to maintain its $1.00 net asset value per share.

     We wish to thank all BNY Hamilton Money Fund shareholders for the confidence they have placed in us.

Sincerely,

/s/ Edward L. Gardner
Edward L. Gardner
Chairman of the Board
BNY Hamilton Funds, Inc.

------------------
* An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate with market conditions. Past performance is no guarantee of future results. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Portfolio composition is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  TABLE OF CONTENTS

            SCHEDULE OF INVESTMENTS......................   Page 1

            STATEMENT OF ASSETS AND LIABILITIES..........        5

            STATEMENT OF OPERATIONS......................        5

            STATEMENTS OF CHANGES IN NET ASSETS..........        6

            FINANCIAL HIGHLIGHTS.........................        7

            NOTES TO FINANCIAL STATEMENTS................        9

            REPORT OF INDEPENDENT ACCOUNTANTS............       11

            DIRECTORS AND OFFICERS.......................       12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments
           DECEMBER 31, 1996
--------------------------------------------------------------------------------
 PRINCIPAL                                                           MARKET
  AMOUNT                                                             VALUE
-----------                                                      --------------
             COMMERCIAL PAPER--37.10%
             ASSET BACKED SECURITIES--CREDIT CARDS--0.91%
$10,000,000  Riverwoods Funding Corp., 5.27%+, 2/12/97.........  $    9,938,517
                                                                 --------------
             BANK HOLDING COMPANIES--3.66%
 20,000,000  J.P. Morgan & Co., 5.26%+, 3/5/97.................      19,815,900
 20,000,000  National Australia Funding (DE), 5.38%+, 2/3/97...      19,901,367
                                                                 --------------
                                                                     39,717,267
                                                                 --------------
             BANKS--FOREIGN INSTITUTIONS--1.81%
 20,000,000  Dresdner U.S. Finance Inc., 5.31%+, 4/10/97.......      19,707,950
                                                                 --------------
             BROKERAGE SERVICES--7.77%
 15,000,000  CS First Boston, 5.33%+, 1/30/97..................      14,935,596
 15,000,000  CS First Boston, 5.35%+, 2/26/97..................      14,875,167
 10,000,000  Merrill Lynch & Co., Inc., 5.31%+, 3/4/97.........       9,908,550
 25,000,000  Morgan Stanley Group, Inc., 5.34%+, 3/10/97.......      24,747,833
 20,000,000  Smith Barney, 5.32%+, 1/17/97.....................      19,952,711
                                                                 --------------
                                                                     84,419,857
                                                                 --------------
             ELECTRICAL & ELECTRONIC EQUIPMENT--2.29%
 25,000,000  Electricite de France, 5.30%+, 1/27/97............      24,904,306
                                                                 --------------
             EQUIPMENT LEASING--3.84%
 30,000,000  Budget Funding Corp., 5.32%+, 3/3/97..............      29,729,567
 12,000,000  National Fleet Funding Corp., 5.31%+, 1/6/97......      11,991,150
                                                                 --------------
                                                                     41,720,717
                                                                 --------------
             FINANCE COMPANIES--CAPTIVE--3.76%
$25,000,000  Bell Atlantic Network Funding, 5.31%+, 1/22/97....  $   24,922,562
 16,000,000  MetLife Funding Inc., 5.30%+, 1/13/97.............      15,971,733
                                                                 --------------
                                                                     40,894,295
                                                                 --------------
             FINANCE COMPANIES--NON-CAPTIVE & INDEPENDENT--0.90%
 10,000,000  General Electric Capital Corp., 5.32%+, 6/6/97....       9,769,466
                                                                 --------------

             FOREIGN GOVERNMENTS & RELATED ISSUES--AUSTRALIA--1.84%
 10,000,000  Tasmanian Public Finance Corp., 5.31%+, 1/24/97...       9,966,075
 10,000,000  Wool International, 5.31%+, 1/13/97...............       9,982,300
                                                                 --------------
                                                                     19,948,375
                                                                 --------------
             FOREIGN GOVERNMENTS & RELATED ISSUES--CANADA--1.83%
 20,000,000  Canadian Wheat Board, 5.34%+, 2/5/97..............      19,896,167
                                                                 --------------
             FOREIGN GOVERNMENTS & RELATED ISSUES--FRANCE--1.37%
 15,000,000  Caisse D'Amortissement De La Dette, 5.42%+,
             2/28/97...........................................      14,869,017
                                                                 --------------
             INSURANCE--1.83%
 20,000,000  General Re Corp., 5.30%+, 2/4/97..................      19,899,889
                                                                 --------------
             NON-BANK HOLDING COMPANIES--1.38%
 15,000,000  USAA Capital Corp., 5.28%+, 1/23/97...............      14,951,600
                                                                 --------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments (continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------
 PRINCIPAL                                                           MARKET
  AMOUNT                                                             VALUE
-----------                                                      --------------
             COMMERCIAL PAPER (CONTINUED)
             TELECOMMUNICATIONS--NON-U.S.--1.83%
$20,000,000  France Telecom, 5.29%+, 2/20/97...................  $   19,853,055
                                                                 --------------
             UTILITIES--GAS & PIPELINE--2.08%
 12,100,000  Northern Illinois Gas Co., 5.33%+, 1/14/97........      12,076,886
 10,600,000  Northern Illinois Gas Co., 5.33%+, 1/21/97........      10,568,612
                                                                 --------------
                                                                     22,645,498
                                                                 --------------
             TOTAL COMMERCIAL PAPER (Cost $403,135,976)........     403,135,976
                                                                 --------------
             UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--17.07%
             UNITED STATES GOVERNMENT AGENCY SECURITIES--13.30%
             Federal Farm Credit Bank,
 10,000,000  5.40%, 4/1/97.....................................       9,997,164
 12,000,000  5.85%, 10/1/97....................................      12,005,178
             Federal Home Loan Bank,
 14,000,000  5.04%, 2/28/97....................................      13,997,408
  5,000,000  5.325%, 3/18/97...................................       4,997,802
  5,000,000  5.615%, 4/17/97...................................       4,999,612
  5,300,000  5.61%, 12/18/97...................................       5,299,490
             Federal Home Loan Mortgage Corporation,
  4,040,000  4.96%, 2/3/97.....................................       4,039,397
 10,000,000  5.29%+, 7/18/97...................................       9,709,050
             Federal National Mortgage Association,
 10,000,000  5.07%, 1/23/97....................................       9,999,812
 10,000,000  4.82%, 2/10/97....................................       9,999,364
 12,000,000  4.97%, 3/10/97....................................      11,995,481
 20,000,000  5.48%, 4/24/97....................................      19,995,163
 12,000,000  5.17%+, 6/11/97...................................      11,722,543
  6,000,000  5.32%+, 10/2/97...................................       5,757,053
             Student Loan Marketing Association,
 10,000,000  5.615%, 10/29/97..................................       9,994,322
                                                                 --------------
                                                                    144,508,839
                                                                 --------------

             UNITED STATES TREASURY NOTES--3.77%
$ 9,000,000  6.875%, 2/28/97...................................  $    9,020,083
  9,000,000  6.75%, 5/31/97....................................       9,033,620
 15,000,000  5.625%, 6/30/97...................................      14,989,915
  8,000,000  5.625%, 8/31/97...................................       7,985,240
                                                                 --------------
                                                                     41,028,858
                                                                 --------------
             TOTAL UNITED STATES GOVERNMENT AGENCIES &
             OBLIGATIONS (Cost $185,537,697)...................     185,537,697
                                                                 --------------
             TIME DEPOSITS--7.00%
             BANK HOLDING COMPANIES--3.32%
 36,043,000  Wachovia Bank of North Carolina, 7.50%, 1/2/97....      36,043,000
                                                                 --------------
             BANKS--FOREIGN INSTITUTIONS--3.68%
 40,000,000  Societe Generale, 7.75%, 1/2/97...................      40,000,000
                                                                 --------------
             TOTAL TIME DEPOSITS (Cost $76,043,000)............      76,043,000
                                                                 --------------
             FLOATING RATE NOTES--5.89%
             BANK HOLDING COMPANIES--1.84%
 20,000,000  Boatmens National Bank of St. Louis, 5.35%+,
             payable quarterly, interest rate resets weekly,
             next interest rate reset date 1/7/97, final
             maturity 6/17/97..................................      20,000,000
                                                                 --------------
             BROKERAGE SERVICES--4.05%
 12,000,000  Bear Stearns Companies, Inc., 5.64765%+, payable monthly, interest rate resets monthly, next
             interest rate reset date 1/13/97, final maturity
             6/13/97...........................................      12,000,000

See notes to financial statements.
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments (continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------
 PRINCIPAL                                                           MARKET
  AMOUNT                                                             VALUE
-----------                                                      --------------
             FLOATING RATE NOTES (CONTINUED)
$15,000,000  Bear Stearns Companies, Inc., 5.5925%+, payable quarterly, interest rate resets monthly, next
             interest rate reset date 1/3/97, final maturity
             10/3/97...........................................  $   15,000,000
 17,000,000  Merrill Lynch & Co., Inc., 5.59546%+, payable
             monthly, interest rate resets monthly, next
             interest rate reset date 1/16/97, final maturity
             5/27/97...........................................      17,000,000
                                                                 --------------
                                                                     44,000,000
                                                                 --------------
             TOTAL FLOATING RATE NOTES (Cost $64,000,000)......      64,000,000
                                                                 --------------
             FIXED RATE DEBT OBLIGATIONS--2.79%
             BANK HOLDING COMPANIES--2.02%
 12,000,000  FCC National Bank, 5.70%, 10/30/97................      12,009,110
 10,000,000  Northern Trust Co., 5.65%, 10/9/97                       9,992,218
                                                                 --------------
                                                                     22,001,328
                                                                 --------------
             UTILITIES--ELECTRIC--0.77%
  8,300,000  Wisconsin Electric Power Co., 5.875%, 10/1/97.....       8,313,361
                                                                 --------------
             TOTAL FIXED RATE DEBT OBLIGATIONS (Cost
             $30,314,689)......................................      30,314,689
                                                                 --------------
             CERTIFICATE OF DEPOSIT--FOREIGN INSTITUTIONS--0.74%
  8,000,000  ABN AMRO Bank, 5.53%, 3/18/97 (Cost $8,000,320)...       8,000,320
                                                                 --------------
             REPURCHASE AGREEMENTS--29.44%
             REPURCHASE AGREEMENTS WITH BARCLAYS DEZOETE WEDD--7.36%
$80,000,000  7.01%, due 1/2/97, repurchase price $80,031,156
             (Collateral--Federal Home Loan Mortgage
             Corporation Bonds, 6.00%-9.00%, 11/15/06-5/1/26;
             Federal National Mortgage Association Bonds,
             6.00%-7.00%, 7/25/99-6/1/26; aggregate market
             value plus accrued interest $82,094,627) (Cost
             $80,000,000)......................................  $   80,000,000
                                                                 --------------

             REPURCHASE AGREEMENTS WITH DEAN WITTER REYNOLDS, INC.--7.36% 80,000,000 7.00%, due 1/2/97, repurchase price $80,031,111
             (Collateral--Federal Home Loan Mortgage
             Corporation Notes/Bonds, 6.3375%-8.50%,
             9/1/98-3/15/24; Federal National Mortgage
             Association Bonds, 5.70%-7.00%, 10/25/07-1/1/33;
             aggregate market value plus accrued interest
             $82,400,001) (Cost $80,000,000)...................      80,000,000
                                                                 --------------

See notes to financial statements.
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
---------  BNY HAMILTON MONEY FUND
           Schedule of Investments (continued)
           DECEMBER 31, 1996
--------------------------------------------------------------------------------
 PRINCIPAL                                                           MARKET
  AMOUNT                                                             VALUE
-----------                                                      --------------
             REPURCHASE AGREEMENTS (CONTINUED)
             REPURCHASE AGREEMENTS WITH DEUTSCHE BANK AG--7.36%
$80,000,000  6.95%, due 1/2/97, repurchase price $80,030,889
             (Collateral--Federal Home Loan Mortgage
             Corporation Bonds, 5.839%-6.239%, 1/15/09-5/15/23;
             Federal National Mortgage Association Bond, 6.00%,
             12/25/24; aggregate market value plus accrued
             interest $82,400,000) (Cost $80,000,000)..........  $   80,000,000
                                                                 --------------
             REPURCHASE AGREEMENTS WITH MORGAN STANLEY GROUP, INC.--7.36% 80,000,000 7.00%, due 1/2/97, repurchase price $80,031,111
             (Collateral--Federal Home Loan Mortgage
             Corporation Bond, 9.00%, 1/1/25; Federal National
             Mortgage Association Bonds, 6.00%-9.00%,
             5/1/08-9/1/26; aggregate market value plus accrued
             interest $81,720,216) (Cost $80,000,000)..........      80,000,000
                                                                 --------------
             TOTAL REPURCHASE AGREEMENTS (Cost $320,000,000)...  $  320,000,000
                                                                 --------------
             TOTAL INVESTMENTS--
             (Cost $1,087,031,682)(a)--100.03%.................   1,087,031,682
             Other assets less liabilities--(0.03%)............        (370,804)
                                                                 --------------
             NET ASSETS--100%..................................  $1,086,660,878
                                                                 --------------
                                                                 --------------

(a) The cost stated also represents the aggregate cost for Federal income tax purposes.

  + Represents yield at time of purchase for Commercial Paper, discounted rate at time of purchase for United States Government Agencies & Obligations, and interest rate in effect at December 31, 1996 for Floating Rate Notes.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
---------  Statement of Assets and Liabilities
           DECEMBER 31, 1996
--------------------------------------------------------------------------------
ASSETS:
  Investments at market value, including repurchase agreements of $320,000,000 (Identified cost $1,087,031,682)...........  $1,087,031,682
  Cash.........................................................           1,644
  Interest receivable..........................................       3,459,916
  Deferred organization costs and other assets.................          68,681
                                                                 --------------
     TOTAL ASSETS..............................................   1,090,561,923
                                                                 --------------
LIABILITIES:
  Dividends payable: Hamilton Shares...........................       2,576,543
                     Hamilton Premier Shares...................         879,007
                     Hamilton Classic Shares...................             149
  Services provided by The Bank of New York and Administrator..         358,117
  Accrued expenses and other liabilities.......................          87,229
                                                                 --------------
     TOTAL LIABILITIES.........................................       3,901,045
                                                                 --------------
NET ASSETS:
  (applicable to 1,086,660,878 shares issued and outstanding;
     9 billion shares of $.001 par value authorized)...........  $1,086,660,878
                                                                 --------------
                                                                 --------------
SOURCES OF NET ASSETS:
  Capital stock @ par..........................................  $    1,086,661
  Capital surplus..............................................   1,085,574,217
                                                                 --------------
NET ASSETS.....................................................  $1,086,660,878
                                                                 --------------
                                                                 --------------
HAMILTON SHARES:
  Net asset value, offering price and redemption price per
     share ($609,424,033/609,424,033 shares)...................  $         1.00
                                                                 --------------
                                                                 --------------
HAMILTON PREMIER SHARES:
  Net asset value, offering price and redemption price per
     share ($463,758,450/463,758,450 shares)...................  $         1.00
                                                                 --------------
                                                                 --------------
HAMILTON CLASSIC SHARES:
  Net asset value, offering price and redemption price per
     share ($13,478,395/13,478,395 shares).....................  $         1.00
                                                                 --------------
                                                                 --------------

--------------------------------------------------------------------------------
---------  Statement of Operations
           FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest........................................................  $61,225,393
                                                                    -----------
EXPENSES:
  Advisory........................................................    1,128,699
  Administration..................................................    1,128,699
  12b-1 fee--Hamilton Classic Shares..............................       33,028
  Servicing fee: Hamilton Premier Shares..........................    1,060,118
                 Hamilton Classic Shares..........................       33,028
  Accounting services.............................................       60,000
  Cash management: Hamilton Shares................................        8,714
                   Hamilton Premier Shares........................       29,896
                   Hamilton Classic Shares........................          400
  Custodian.......................................................      152,738
  Transfer agent: Hamilton Shares.................................       17,928
                  Hamilton Premier Shares.........................       33,941
                  Hamilton Classic Shares.........................        4,410
  Audit...........................................................       49,914
  Insurance.......................................................       32,570
  Directors'......................................................       17,954
  Reports to shareholders.........................................       27,089
  Registration and filing.........................................      231,844
  Legal...........................................................       63,382
  Other...........................................................       70,428
                                                                    -----------
     TOTAL EXPENSES...............................................    4,184,780
                                                                    -----------
     NET INVESTMENT INCOME........................................  $57,040,613
                                                                    -----------
                                                                    -----------
See notes to financial statements.
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
---------  Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
OPERATIONS:
  Net investment income....................... $    57,040,613  $    37,796,901
                                               ---------------  ---------------
  Net increase in net assets resulting from
   operations.................................      57,040,613       37,796,901
                                               ---------------  ---------------
DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment
   income: Hamilton Shares....................     (35,659,908)     (24,629,959)
           Hamilton Premier Shares............     (20,772,078)     (13,159,984)
           Hamilton Classic Shares............        (608,627)          (6,958)
                                               ---------------  ---------------
                                                   (57,040,613)     (37,796,901)
                                               ---------------  ---------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock
   sold: Hamilton Shares......................   2,408,255,035    2,243,841,012
         Hamilton Premier Shares..............   4,388,644,318    2,810,413,019
         Hamilton Classic Shares..............      28,058,002        3,150,632
  Proceeds from shares issued on reinvestment
   of dividends: Hamilton Shares..............       4,380,461        3,388,955
                 Hamilton Premier Shares......      11,294,784        7,918,171
                 Hamilton Classic Shares......         599,324            6,393
  Cost of capital stock
   repurchased: Hamilton Shares...............  (2,407,263,969)  (1,878,397,366)
                Hamilton Premier Shares.......  (4,276,343,748)  (2,585,966,924)
                Hamilton Classic Shares.......     (18,277,323)         (58,633)
                                               ---------------  ---------------
     Increase in net assets resulting from
      capital stock transactions..............     139,346,884      604,295,259
                                               ---------------  ---------------
       INCREASE IN NET ASSETS.................     139,346,884      604,295,259

NET ASSETS:
  Beginning of year...........................     947,313,994      343,018,735
                                               ---------------  ---------------
  End of year................................. $ 1,086,660,878  $   947,313,994
                                               ---------------  ---------------
                                               ---------------  ---------------

CHANGES IN CAPITAL STOCK OUTSTANDING:
  Shares sold: Hamilton Shares................   2,408,255,035    2,243,841,012
               Hamilton Premier Shares........   4,388,644,318    2,810,413,019
               Hamilton Classic Shares........      28,058,002        3,150,632
  Shares issued on reinvestment of
   dividends: Hamilton Shares.................       4,380,461        3,388,955
              Hamilton Premier Shares.........      11,294,784        7,918,171
              Hamilton Classic Shares.........         599,324            6,393
  Shares repurchased: Hamilton Shares.........  (2,407,263,969)  (1,878,397,366)
                      Hamilton Premier Shares   (4,276,343,748)  (2,585,966,924)
                      Hamilton Classic Shares      (18,277,323)         (58,633)
                                               ---------------  ---------------
     Net increase.............................     139,346,884      604,295,259
  Shares outstanding, beginning of year.......     947,313,994      343,018,735
                                               ---------------  ---------------
  Shares outstanding, end of year.............   1,086,660,878      947,313,994
                                               ---------------  ---------------
                                               ---------------  ---------------
See notes to financial statements.
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
---------  Financial Highlights
--------------------------------------------------------------------------------
                                            HAMILTON SHARES
                          ---------------------------------------------------
                                                                    FOR THE
                                                                    PERIOD
                                                                   AUGUST 7,
                                                                     1992*
                                 YEAR ENDED DECEMBER 31,            THROUGH
                          --------------------------------------  DECEMBER 31,
                            1996      1995      1994      1993       1992
                          --------  --------  --------  --------  ------------
PER SHARE DATA:
Net asset value at
 beginning of period..... $   1.00  $   1.00  $   1.00  $   1.00    $   1.00
                          --------  --------  --------  --------  -----------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....    0.052     0.057     0.040     0.030       0.012
                          --------  --------  --------  --------  -----------
DIVIDENDS
Dividends from net
 investment income.......   (0.052)   (0.057)   (0.040)   (0.030)     (0.012)
                          --------  --------  --------  --------  -----------
Net asset value at end of
 period.................. $   1.00  $   1.00  $   1.00  $   1.00    $   1.00
                          --------  --------  --------  --------  -----------
                          --------  --------  --------  --------  -----------
TOTAL RETURN:............     5.30%     5.84%     4.02%     3.03%       1.26%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period (000's omitted).. $609,424  $604,053  $235,220  $307,395    $135,852
Ratio to average net
 assets of:
  Expenses, net of waiver
   from The Bank of New
   York..................     0.27%     0.26%     0.30%     0.27%       0.20%***
  Expenses, prior to
   waiver from The Bank
   of New York...........     0.27%     0.26%     0.32%     0.32%       0.49%***
  Net investment income,
   net of waiver from
   The Bank of New York..     5.17%     5.67%     3.92%     2.97%       3.11%***

  * Commencement of investment operations.
 ** Not annualized.
*** Annualized.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
---------  Financial Highlights (continued)
--------------------------------------------------------------------------------
                      HAMILTON PREMIER SHARES        HAMILTON CLASSIC SHARES
                  --------------------------------  --------------------------
                                        FOR THE                     FOR THE
                                        PERIOD                      PERIOD
                                      AUGUST 15,                  DECEMBER 4,
                      YEAR ENDED         1994*                       1995*
                     DECEMBER 31,       THROUGH      YEAR ENDED     THROUGH
                  ------------------  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                    1996      1995       1994          1996          1995
                  --------  --------  ------------  ------------  ------------
PER SHARE DATA:
Net asset value
 at beginning of
 period.......... $  1.00   $  1.00     $   1.00      $   1.00      $   1.00
                  --------  --------  -----------   -----------   -----------
INCOME FROM IN-
 VESTMENT OPERATIONS
Net investment
 income..........   0.049     0.054        0.017         0.046         0.004
                  --------  --------  -----------   -----------   -----------
DIVIDENDS
Dividends from
 net investment
 income..........  (0.049)   (0.054)      (0.017)       (0.046)       (0.004)
                  --------  --------  -----------   -----------   -----------
Net asset value
 at end of
 period.......... $  1.00   $  1.00     $   1.00      $   1.00      $   1.00
                  --------  --------  -----------   -----------   -----------
                  --------  --------  -----------   -----------   -----------
TOTAL RETURN:....    5.03%     5.54%        1.69%**       4.73%         0.40%**

RATIOS/SUPPLEMENTAL DATA:
Net assets at end
 of period (000's
 omitted)........ $463,759  $340,163    $107,799      $ 13,478      $  3,098
Ratio to average
 net assets of:
  Expenses.......    0.53%     0.54%        0.61%***       0.82%        0.76%***
  Net investment
   income........    4.91%     5.40%        4.40%***       4.67%        5.18%***

* Commencement of investment operations for the respective class of shares. ** Not annualized.
*** Annualized.

See notes to financial statements.
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
---------  Notes to Financial Statements

1.  ORGANIZATION AND BUSINESS

   The BNY Hamilton Funds, Inc. (the 'Company') was organized as a Maryland Corporation on May 1, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four series. The BNY Hamilton Money Fund (the 'Fund') commenced investment operations on August 7, 1992. The Fund consists of three classes of shares: Hamilton Shares, Hamilton Premier Shares, and Hamilton Classic Shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

(A)  SECURITY VALUATIONS

   Securities are valued at amortized cost which approximates market value. This method values a security at its cost at the time of purchase and thereafter assumes a constant rate of amortization to maturity of any discount or premium.

(B)  REPURCHASE AGREEMENTS

   The Fund's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(C)  FEDERAL INCOME TAXES

   The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute income to shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

(D)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income is declared daily and paid monthly.

(E)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Security transactions are recorded on the trade date and interest income is accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   Income, expenses (other than class specific expenses) and realized gains and losses, if any, are allocated to each class of shares based upon their relative shares outstanding.

(F)  ORGANIZATION COSTS

   Costs incurred in connection with the organization and initial registration of the Fund are being amortized evenly over the period of benefit not to exceed 60 months from the date upon which the Fund commenced investment operations.

(G)  FINANCIAL STATEMENTS PREPARATION

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

   The Bank of New York acts as the Fund's investment adviser (the 'Adviser'). The Adviser manages the investments of the Fund and is responsible for all purchases and sales of the Fund's portfolio securities. The Adviser's fee is accrued daily

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                                       9

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---------  Notes to Financial Statements (continued)

and is payable monthly at the annual rate of .10% of the average daily net assets of the Fund.

   BNY Hamilton Distributors, Inc. acts as the Fund's administrator (the 'Administrator') and will assist generally in supervising the operations of the Fund.

   The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of the Fund, monitoring the custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services that are provided to the Fund.

   The Administrator's fee is accrued daily and is payable monthly at the annual rate of .10% of the average daily net assets of the Fund.

   In addition to acting as Administrator, BNY Hamilton Distributors, Inc. is the principal underwriter and distributor of shares of the Fund. The Bank of New York serves as the Fund's custodian and also serves as the fund accounting agent.

   The Company has adopted a shareholder servicing plan, pursuant to which Hamilton Premier Shares and Hamilton Classic Shares are sold to certain institutions that enter into servicing agreements with the Company. The Bank of New York and the Administrator (the 'Shareholder Servicing Agents') have each entered into shareholder service agreements with respect to Hamilton Premier Shares and Hamilton Classic Shares. The Shareholder Servicing Agents will perform shareholder support services. Pursuant to the shareholder servicing agreements, the Hamilton Premier Shares and Hamilton Classic Shares will pay the Shareholder Servicing Agents an annual shareholder servicing fee, accrued daily and payable monthly, of .25% of the Hamilton Premier Shares' and Hamilton Classic Shares' respective average daily net assets. The shareholder servicing plan does not cover, and the fees thereunder are not payable to, shareholder organizations with respect to Hamilton Shares.

   The Fund has adopted a distribution plan ('12b-1 Plan') with respect to Hamilton Classic Shares of the Fund, pursuant to which the Fund will pay BNY Hamilton Distributors, Inc. for expenses incurred during the year in connection with the distribution of Hamilton Classic Shares. The aggregate amount payable annually by the Fund as provided in the 12b-1 Plan may not exceed .25% of the Hamilton Classic Shares' average daily net assets.

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                                       10

--------------------------------------------------------------------------------
---------  Report of Independent Accountants

The Shareholders and Board of Directors of
BNY Hamilton Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BNY Hamilton Money Fund as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period August 7, 1992 (commencement of investment operations) through December 31, 1992. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BNY Hamilton Money Fund as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 7, 1997

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                                       11

         DIRECTORS AND OFFICERS
         Edward L. Gardner, Director and Chairman of the Board
         Peter Herrick, Director
         Leif H. Olsen, Director
         Stephen Stamas, Director
         James E. Quinn, Director
         J. David Huber, Chief Executive Officer
         William J. Tomko, President
         Michael J. Brascetta, Vice President
         Mary A. Madick, Vice President
         Karen A. Doyle, Vice President
         Anthony L. Mercure, Vice President
         Martin R. Dean, Assistant Treasurer
         George O. Martinez, Secretary
         Alaina Metz, Assistant Secretary
         Bruce Treff, Assistant Secretary

         INVESTMENT ADVISER
         The Bank of New York

         ADMINISTRATOR AND DISTRIBUTOR
         BNY Hamilton Distributors, Inc.

         TRANSFER AGENT
         BISYS Fund Services, Ohio, Inc.

         CUSTODIAN
         The Bank of New York

         INDEPENDENT ACCOUNTANTS
         Deloitte & Touche LLP

         LEGAL COUNSEL
         Sullivan & Cromwell

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                                       12

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
BNY HAMILTON DISTRIBUTORS, INC. IS THE FUND'S DISTRIBUTOR AND IS UNAFFILIATED WITH THE BANK OF NEW YORK, THE INVESTMENT ADVISER.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for BNY Hamilton Money Fund. For additional prospectuses, which contain more complete information, including charges and expenses, call 1-800-426-9363. Please read the prospectus carefully before investing or sending money.

          BNY HAMILTON FUNDS, INC.
          3435 Stelzer Road
          Columbus, Ohio 43219-3035

INVESTMENTS IN BNY HAMILTON MONEY FUND ARE NOT DEPOSITS, ARE NEITHER GUARANTEED BY NOR OBLIGATIONS OF THE BANK OF NEW YORK AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

BNY-0046

                          BNY HAMILTON MONEY FUND

                          ANNUAL REPORT
                          DECEMBER 31, 1996

                          o HAMILTON SHARES

                          o HAMILTON PREMIER SHARES

                          o HAMILTON CLASSIC SHARES

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